j.p. morgan acceptance corporation ii ABS-15G

Exhibit 99.13

Loan Level Tape Compare Upload

Loans in Report	0

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.